ORGANIZATION (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Maximum
ORGANIZATION
Term of debt	10 years
Discontinued Operations, Disposed of by Sale [Member] | TRS'
ORGANIZATION
Proceeds from sale of business	$ 93,000
Change of control payments	$ 1,150